Redeemable Non-controlling Interest (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Redeemable Non-controlling Interest
Balance at the beginning of the period			¥ 5,082
Capital contribution			5,082	¥ 5,000
Loss		$ (48)	(298)	(82)
Accretion of redeemable non-controlling interest		124	798	164
Balance at the end of the period		$ 858	¥ 5,582	¥ 5,082
Acquisition of equity interest in consolidated subsidiary by third party (as a percent)	15.00%
Consideration from sale of interest in consolidated subsidiaries	¥ 5,000
Redemption period (in years)	3 years
Redemption value of redeemable non-controlling interest	¥ 5,000
Redemption value in interest (as a percentage)	10.00%
Redemption value in net profit or earnings (as a percentage)	15.00%